EQUITY - Schedule Of Common Equity (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Equity	$ 116,846	$ 97,150
Common shares | Common shares
Disclosure of classes of share capital [line items]
Equity	7,305	4,457
Common shares | Contributed surplus
Disclosure of classes of share capital [line items]
Equity	286	271
Common shares | Retained earnings
Disclosure of classes of share capital [line items]
Equity	16,026	14,244
Common shares | Ownership changes
Disclosure of classes of share capital [line items]
Equity	1,010	645
Common shares | Accumulated other comprehensive income
Disclosure of classes of share capital [line items]
Equity	6,241	6,030
Common shares | Common equity
Disclosure of classes of share capital [line items]
Equity	$ 30,868	$ 25,647